August 29, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Capital Appreciation & Income Fund, Inc. (“Registrant”)
 consisting of the following series and classes:
  T. Rowe Price Capital Appreciation & Income Fund (the “Fund”)
   Investor Class
   I Class
   Advisor Class
 File Nos.: 333-219171/811-23212

Dear Mr. O’Connor:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Pre-Effective Amendment No. 1 to the Registration Statement for T. Rowe Price Capital Appreciation & Income Fund, Inc. All changes from the previous filing have been blacklined.

We have made several changes to the Fund’s prospectus and Statement of Additional Information, including the addition of the financial statements required for the Registrant’s seed audit.

We are seeking an effective date of September 5, 2017.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki Horwitz at 410-577-5024.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.